Organization and Business Operations - Additional Information (Detail) - Segment		12 Months Ended
	Apr. 25, 2006	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Feb. 29, 2016
Schedule of Equity Method Investments [Line Items]
Sole owner of Trust interest of the company	100.00%
Number of businesses/operating segments owned		10
FOX
Schedule of Equity Method Investments [Line Items]
Non-controlling interest percent			14.00%	41.00%	23.00%	33.00%	41.00%